Share Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share Capital, Share Premium, Reserves
Opening value at January 1,			€ 914	€ 137
Currency translation differences	€ 232	€ (82)	230	(22)
Total Other comprehensive income at June 30,	1,144	115	1,144	115
Currency translation reserve
Share Capital, Share Premium, Reserves
Opening value at January 1,			820	54
Currency translation differences			230	(22)
Total Other comprehensive income at June 30,	1,050	32	1,050	32
Post- employment benefit obligations
Share Capital, Share Premium, Reserves
Opening value at January 1,			94	83
Total Other comprehensive income at June 30,	€ 94	€ 83	€ 94	€ 83